PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Municipal Bonds
Alabama 3.0%
Black Belt Energy Gas District,
Revenue, Gas Project, Series E, (Mandatory Put Date 06/01/28)	5.000%	05/01/53	2,000	$2,105,187
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	1,285	1,271,930
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000	12/01/52	1,820	1,758,534
Revenue, Series D1, Rfdg., (Mandatory Put Date 06/01/27)	4.000	07/01/52	500	499,726

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg., (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	374,692
Southeast Alabama Gas Supply District, Revenue, Project No. 2, Series A, (Mandatory Put Date 06/01/24)	4.000	06/01/49	1,135	1,132,228
				7,142,297
Alaska 1.8%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,108,954
City of Valdez,
Revenue, Exxon Pipeline Co. Project, Series B, Rfdg., FRDD	3.500(cc)	12/01/33	800	800,000
Revenue, Exxon Pipeline Co. Project, Series C, Rfdg., FRDD	3.500(cc)	12/01/33	950	950,000

Northern Tobacco Securitization Corp., Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/28	1,350	1,432,910
				4,291,864
Arizona 4.7%
Arizona Health Facilities Authority,
Revenue, Banner Health, Series B	3.318(cc)	01/01/37	2,500	2,299,964
Revenue, Banner Health, Series B, (Mandatory Put Date 11/04/26)	3.910(cc)	01/01/46	2,000	1,969,089

Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	348,530

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400%	12/01/35	1,340	$1,328,611
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,190	1,207,854

City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg.	5.000	07/01/32	500	503,996
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	205	203,869
Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg.	4.000	07/01/26	1,280	1,250,119
Revenue, Reid Traditional Schools Project	4.000	07/01/26	410	408,667

Maricopa County Special Health Care District, Series D, GO	5.000	07/01/28	350	388,977
Salt Verde Finance Corp., Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,330,306
				11,239,982
California 3.9%
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	4.110(cc)	02/01/52	1,000	953,799
California Infrastructure & Economic Development Bank,
Revenue, J.Paul Getty Trust, Series B-1, Rfdg., (Mandatory Put Date 01/01/24)	0.390	10/01/47	1,000	977,204
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg., (Mandatory Put Date 08/01/24)	4.010(cc)	08/01/47	2,500	2,470,186

California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg.	4.000	06/01/26	260	256,173
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	60,000
Revenue, Waste Management, Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500	11/01/38	1,000	978,908
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg., 144A	4.000	07/01/24	270	269,071
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	328,150

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California School Finance Authority, (cont’d.)
Revenue, KIPP Project, Series A, 144A	3.625%	07/01/25	250	$247,825

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B	4.536(cc)	11/15/27	700	684,320
Sanger Unified School District, Certificate of Participation, Capital Projects, AGM, Rfdg.	5.000	06/01/52	750	752,426
University of California, Revenue, Series BM, Rfdg.(hh)	5.000	05/15/29	1,145	1,301,743
				9,279,805
Colorado 4.6%
City & County of Denver Airport System, Revenue, Series A, AMT, Rfdg.	5.000	11/15/29	2,500	2,705,564
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg.	4.000	11/01/24	10	9,926
Colorado Health Facilities Authority,
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/27	1,150	1,222,893
Revenue, CommonSpirit Health, Series A, Rfdg.	5.000	08/01/28	375	401,653
Revenue, CommonSpirit Health, Series A-2, Rfdg.	5.000	08/01/26	390	410,501
Revenue, CommonSpirit Health, Series B-2, (Mandatory Put Date 08/01/26)	5.000	08/01/49	1,330	1,389,559
Revenue, Intermountain Healthcare, Series C, Rfdg., (Mandatory Put Date 08/15/28)	5.000	05/15/62	2,000	2,222,377
Revenue, National Jewish Health Project, Rfdg.	5.000	01/01/24	315	315,060

Park Creek Metropolitan District, Revenue, Senior Ltd. Property Tax, Series A, Rfdg.	5.000	12/01/23	1,100	1,111,423
Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg.	5.000	07/15/27	620	648,597
University of Colorado, University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg., (Mandatory Put Date 10/15/26)	2.000	06/01/51	780	756,749
				11,194,302
Connecticut 1.7%
Connecticut State Health & Educational Facilities Authority, Revenue, Series 2015-A, Rfdg., (Mandatory Put Date 07/12/24)	0.375	07/01/35	1,000	965,403

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
State of Connecticut,
Revenue, Series B	5.000%	10/01/37	1,000	$1,074,308
Revenue, Transportation Infrastructure Purposes, Series B, Rfdg.	5.000	07/01/31	1,500	1,754,692
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	275,000
				4,069,403
Delaware 0.1%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg.	2.800	09/01/26	230	225,061
District of Columbia 1.4%
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg.	5.000	07/01/27	220	232,554
Revenue, Rfdg. (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	75	75,750

District of Columbia Water & Sewer Authority, Revenue, Sub Lien, Series A, Rfdg.	5.000	10/01/39	1,000	1,048,712
Metropolitan Washington Airports Authority,
Revenue, Series A, AMT, Rfdg.	5.000	10/01/26	1,350	1,422,029
Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	520	558,150
				3,337,195
Florida 7.9%
City of Tallahassee,
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/23	255	257,950
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	571,664
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	521,591
Revenue, Series B, AMT, Rfdg.	5.000	10/01/27	1,000	1,066,156
Revenue, Series B, AMT, Rfdg.	5.000	10/01/28	1,000	1,073,591

County of Lee Airport, Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	1,000	1,060,396
Florida Development Finance Corp., Revenue, Brightline Passenger Rail Expansion Project, Series A, AMT, (Mandatory Put Date 04/04/23)	2.900	12/01/56	2,000	1,993,913
Greater Orlando Aviation Authority, Revenue, Series A, AMT	5.000	10/01/28	1,730	1,875,298

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Lakewood Ranch Stewardship District,
Special Assessment	4.250%	05/01/25	200	$198,749
Special Assessment	4.250	05/01/26	250	246,871
Special Assessment	4.625	05/01/27	500	498,474

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg.	4.000	05/01/27	860	874,899
Orange County Health Facilities Authority,
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/25	2,330	2,440,296
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/26	1,300	1,381,098

Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250	10/01/46	2,400	2,041,314
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg.	4.000	05/01/26	220	224,043
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg.	4.000	05/01/24	1,385	1,399,747
Special Assessment, Revenue, Rfdg.	4.000	05/01/25	850	867,448
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	255	260,427

Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	70	69,701
				18,923,626
Georgia 6.9%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	248,481
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg., (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	967,612
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/03/25)	3.250	11/01/45	500	491,565

City of Atlanta Department of Aviation, Revenue, Series B, AMT	5.000	07/01/24	340	348,353
Main Street Natural Gas, Inc.,
Revenue, Series A, (Mandatory Put Date 09/01/27)	4.000	07/01/52	1,000	995,483
Revenue, Series B, (Mandatory Put Date 09/01/23)	3.510(cc)	04/01/48	1,300	1,290,441
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000	08/01/49	4,080	4,079,805
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,890	1,864,420
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000	05/01/52	1,050	1,026,133
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	2,080	2,071,443

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg.	5.000%	01/01/29	1,315	$1,409,585
Revenue, Combined Cycle Project, Series A, Rfdg.	4.000	11/01/24	1,080	1,090,901
Revenue, Project No. 1, Sub-Bonds, Series A, Rfdg.	5.000	01/01/26	585	612,965
				16,497,187
Idaho 0.4%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg.	2.750	10/01/24	1,000	975,489
Illinois 13.0%
Chicago O’Hare International Airport,
Revenue, General Senior Lien, Series C, AMT, Rfdg.	5.500	01/01/34	2,700	2,700,000
Revenue, Ohare International Airport, Senior Lien, Series C, AMT, Rfdg.	5.000	01/01/24	1,000	1,015,772
Revenue, Series A, AMT, Rfdg.	5.000	01/01/26	985	1,016,552
Revenue, Series C, AMT, Rfdg.	5.000	01/01/23	200	200,000

Chicago Transit Authority Capital Grant Receipts, Revenue, Section 5307, Rfdg.	5.000	06/01/28	1,000	1,075,958
City of Chicago,
Series 2003-B, GO, Rfdg. (Escrowed to Maturity Date 01/01/23)(ee)	5.000	01/01/23	370	370,000
Series A, GO, Rfdg.	5.000	01/01/28	1,000	1,035,784
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	615,359
Revenue, Second Lien, Series B, Rfdg.	5.000	01/01/23	545	545,000
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	541,845
Revenue, Second Lien Project, Rfdg.	5.000	11/01/27	135	135,103
Revenue, Second Lien, Rfdg.	4.000	11/01/24	280	280,001
County of Cook,
Series A, GO, Rfdg.	5.000	11/15/28	450	495,450
Series A, GO, Rfdg.	5.000	11/15/29	1,000	1,115,520
Illinois Finance Authority,
Revenue, Advocate Health Care Network, Series A-3, Rfdg.	5.000	11/01/30	1,095	1,164,717
Revenue, Advocate Health Care Project, Series A-1, Rfdg.	4.000	11/01/30	1,000	1,008,657
Revenue, American Water Capital Corp. Project, Rfdg., (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	590,698

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Railsplitter Tobacco Settlement Authority,
Revenue	5.000%	06/01/26	3,250	$3,450,038
Revenue	5.000	06/01/28	110	116,765

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg.	5.500	07/01/25	960	1,020,757
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg.	5.000	01/01/27	1,000	1,065,007
State of Illinois,
GO	5.000	05/01/23	130	130,511
Revenue, Build Illinois Bonds, Junior Obligation, Rfdg.	5.000	06/15/24	705	709,947
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg.	5.000	06/15/26	1,935	2,015,554
Revenue, Junior Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,366,024
Series A, GO	4.000	01/01/23	360	360,000
Series B, GO, Rfdg.	5.000	03/01/25	1,000	1,018,514
Series D, GO	5.000	11/01/23	2,260	2,282,543
Series D, GO	5.000	11/01/26	3,700	3,813,731
				31,255,807
Indiana 1.5%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg.	3.050	06/01/25	500	496,870
City of Whiting Environmental Facilities, Revenue, BP Products, AMT, Rfdg., (Mandatory Put Date 06/05/26)	5.000	12/01/44	1,000	1,027,037
Indiana Finance Authority,
Revenue, Indiana University Health, Inc., Series A, Rfdg.	5.000	12/01/25	1,195	1,266,510
Revenue, Power & Light Co. Project, Series A, Rfdg.	1.400	08/01/29	1,000	872,833
				3,663,250
Iowa 0.9%
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	2,120	2,182,906

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kentucky 2.3%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg., (Mandatory Put Date 09/01/27)	1.300%	09/01/44	750	$643,535
Kentucky Public Energy Authority,
Revenue, Gas Supply, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,560	1,552,814
Revenue, Gas Supply, Series C-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	2,440	2,414,436
Revenue, Series C, (Mandatory Put Date 02/01/28)	4.000	02/01/50	1,000	989,059
				5,599,844
Louisiana 1.0%
City of New Orleans, GO, Rfdg.	5.000	12/01/23	150	152,493
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	301,837
Revenue	5.000	06/01/24	200	204,443

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg., (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	490,434
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg., (Mandatory Put Date 05/15/25)	5.000	05/15/50	1,065	1,109,737
Parish of St. John the Baptist, Revenue, Marathon Oil Corp. Project, Rfdg., (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	191,893
				2,450,837
Maryland 0.6%
Maryland Economic Development Corp., Revenue, Transportation Facilities Project, Series A, Rfdg.	5.000	06/01/24	350	357,309
State of Maryland, Second Series A, Bid Group 1, GO	5.000	08/01/25	1,000	1,058,691
				1,416,000
Massachusetts 0.3%
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg.	5.000	07/01/29	665	723,326

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 1.6%
Michigan Finance Authority,
Revenue, Senior Series A, Class 1, Rfdg.	4.000%	06/01/23	100	$100,127
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/27	500	527,400
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/28	660	701,528
Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,068,854

Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000	10/01/61	1,500	1,463,676
				3,861,585
Mississippi 1.0%
County of Warren, Revenue, International Paper Co. Project, Rfdg., (Mandatory Put Date 09/01/23)	2.900	09/01/32	250	247,246
Mississippi Business Finance Corp.,
Revenue, Chevron USA, Inc., Series C, FRDD	3.550(cc)	11/01/35	800	800,000
Revenue, Chevron USA, Inc., Series I, FRDD	3.550(cc)	11/01/35	800	800,000
Revenue, Pollution Control, Rfdg.	3.200	09/01/28	500	479,457
				2,326,703
Missouri 1.2%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series C, Rfdg., (Mandatory Put Date 05/01/28)	5.000	05/01/52	745	814,091
Revenue, Lutheran Senior Services, Rfdg.	5.000	02/01/35	1,010	993,448

Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,073,596
				2,881,135
Nebraska 0.5%
Central Plains Energy Project, Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	1,275	1,285,189
Nevada 0.4%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg.	5.000	07/01/27	1,000	1,074,464

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 5.2%
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series A, Rfdg.	1.000%	06/01/23	1,375	$1,360,422
Revenue, American Water Co. Inc. Project, Series B, AMT, Rfdg., (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	495,406
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg.	0.850	12/01/25	600	559,529

New Jersey Health Care Facilities Financing Authority, Revenue, University Hospital, Series A, AGM, Rfdg.	5.000	07/01/23	500	504,073
New Jersey Higher Education Student Assistance Authority, Revenue, Senior Series A, Rfdg.	5.000	12/01/24	400	410,915
New Jersey Transportation Trust Fund Authority,
Revenue, Series AA, Rfdg.	5.000	06/15/27	800	855,864
Revenue, Transportation System, Series A, Rfdg.	5.000	12/15/26	620	659,544
New Jersey Turnpike Authority,
Revenue, Series A	5.000	01/01/27	605	624,753
Revenue, Series D-1, Rfdg.	3.584(cc)	01/01/24	1,000	1,009,285
Revenue, Series E	5.000	01/01/32	1,000	1,043,718
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/25	1,895	1,966,412
Revenue, Series A, Rfdg.	5.000	06/01/27	2,420	2,554,474
Revenue, Series A, Rfdg.	5.000	06/01/28	335	355,132
				12,399,527
New Mexico 0.5%
City of Farmington, Revenue, 4 Corners Project, Rfdg.	1.800	04/01/29	1,500	1,253,801
New York 5.4%
City of New York, Fiscal 2015, Sub-Series F-4, GO, (Mandatory Put Date 12/01/25)	5.000	06/01/44	2,000	2,088,495
Long Island Power Authority, Revenue, Series B, Rfdg., (Mandatory Put Date 09/01/26)	1.500	09/01/51	2,000	1,897,073
New York City Industrial Development Agency, Revenue, Queens Baseball Stadium Project, Series A, AGM, Rfdg.	5.000	01/01/28	1,000	1,088,998

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Fiscal 2015, Sub-Series E-1	5.000%	02/01/41	1,605	$1,648,825
Revenue, Sub-Series A-2	5.000	08/01/38	1,785	1,884,745

New York State Urban Development Corp., Revenue, Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,803,475
New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg.	5.000	12/01/25	200	207,118
Port Authority of New York & New Jersey, Revenue, Series 226, AMT, Rfdg.	5.000	10/15/27	790	845,394
Triborough Bridge & Tunnel Authority, Revenue, Series A-2, Rfdg., (Mandatory Put Date 05/15/26)	2.000	05/15/45	1,000	970,385
TSASC, Inc.,
Revenue, Series A, Rfdg.	5.000	06/01/24	375	381,716
Revenue, Series A, Rfdg.	5.000	06/01/25	100	103,216
				12,919,440
North Dakota 0.2%
Cass County Joint Water Resource District, Series A, GO	0.480	05/01/24	555	533,013
Ohio 3.7%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg.	5.000	11/15/27	185	195,772
American Municipal Power, Inc., Revenue, Prairie State Energy, Series A, Rfdg.	5.000	02/15/39	2,000	2,041,111
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,285	1,370,207
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg.	4.000	02/15/29	1,200	1,191,571
Revenue, MetroHealth System, Rfdg.	5.000	02/15/25	695	712,021

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg., (Mandatory Put Date 02/01/25)	5.000	08/01/49	300	305,307
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	440,776

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio Air Quality Development Authority, (cont’d.)
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg., (Mandatory Put Date 06/01/27)	4.250%	11/01/39	2,000	$1,997,569
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375	02/01/26	750	705,787
				8,960,121
Oklahoma 0.8%
Oklahoma Development Finance Authority,
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	791,781
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,055,854
				1,847,635
Pennsylvania 2.6%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg.	3.750	10/01/24	140	138,469
Revenue, Renaissance Academy Charter School, Rfdg.	5.000	10/01/34	355	357,661

City of Philadelphia Airport, Revenue, Private Activity, AMT, Rfdg.	5.000	07/01/27	1,125	1,182,789
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	795	892,621
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Communities Project, Rfdg.	5.000	12/01/23	500	505,149
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg., (Mandatory Put Date 02/15/27)	5.000	04/01/43	1,000	1,054,826
Pennsylvania Economic Development Financing Authority, Revenue, Waste Management Inc., Project, Series B, AMT, Rfdg., (Mandatory Put Date 11/02/26)	1.100	06/01/31	1,250	1,137,270
Pennsylvania Turnpike Commission, Revenue, Series B, Rfdg.	5.000	12/01/30	430	492,226
Philadelphia Gas Works Co., Revenue, Rfdg.	5.000	08/01/25	420	438,826
				6,199,837

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 1.3%
Commonwealth of Puerto Rico, Restructured, Series A, GO, CABS	4.797%(t)	07/01/24	3,077	$2,865,887
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	4.834(t)	07/01/24	250	232,685
				3,098,572
Rhode Island 1.2%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/23	790	793,953
Revenue, Series A, Rfdg.	5.000	06/01/24	1,940	1,974,486
Revenue, Series A, Rfdg.	5.000	06/01/28	240	245,024
				3,013,463
South Carolina 1.6%
Charleston County Airport District, Revenue, Series A, AMT, (Pre-refunded Date 07/01/23)(ee)	5.250	07/01/33	2,000	2,015,965
County of Richland, Revenue, International Paper Co. Project, Series A, Rfdg.	3.875	04/01/23	1,115	1,113,397
South Carolina Public Service Authority, Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	638,608
				3,767,970
Tennessee 2.9%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000	07/01/25	500	516,809
Metropolitan Nashville Airport Authority, Revenue, Series B, AMT	5.250	07/01/34	500	549,869
Tennergy Corp., Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000	12/01/51	1,000	975,977
Tennessee Energy Acquisition Corp., Revenue, (Mandatory Put Date 11/01/25)	4.000	11/01/49	4,900	4,894,274
				6,936,929
Texas 7.1%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg.	5.000	07/15/24	500	501,041

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg.	5.000%	01/01/23	610	$610,000
Revenue, Senior Lien, Series D, Rfdg.	5.000	01/01/28	1,095	1,166,226
Revenue, Sub-Series F, BANS	5.000	01/01/25	680	696,005

City of Austin Water & Wastewater System, Revenue, Rfdg.(hh)	5.000	11/15/28	2,000	2,247,414
City of Dallas Hotel Occupancy, Tax Revenue, Rfdg.	4.000	08/15/28	1,025	1,040,085
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg., (Mandatory Put Date 12/01/27)	2.000	02/01/49	1,500	1,434,277
Revenue, Junior Lien, Series B, Rfdg.	3.000	02/01/29	1,000	1,007,561

Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280	02/15/38	1,000	940,918
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	610,782
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	217,199

Decatur Hospital Authority, Revenue, Wise Regional Health Systems, Series A, Rfdg.	5.000	09/01/23	150	150,366
Harris County Cultural Education Facilities Finance Corp., Revenue, Baylor College of Medicine, Series A, Rfdg., (Mandatory Put Date 07/01/24)	3.534(cc)	11/15/46	1,000	1,007,294
New Caney Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	1.250	02/15/50	650	633,754
North Texas Tollway Authority,
Revenue, Second Tier, Series B, Rfdg.	5.000	01/01/26	655	655,000
Revenue, Second Tier, Series B, Rfdg.	5.000	01/01/28	415	442,242
Revenue, Unrefunded, Second Tier, Series B, Rfdg.	5.000	01/01/26	35	35,050
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Baylor Scott and White Health Project, Series F, (Mandatory Put Date 11/15/30)	5.000	11/15/52	1,000	1,110,062
Revenue, Texas Health Resources System, Series A, Rfdg.	5.000	02/15/26	1,125	1,187,738
Revenue, Trinity Terrace Project, Series A-1, Rfdg.	5.000	10/01/29	630	637,745

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	605	635,175
				16,965,934

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah 1.1%
Salt Lake City Airport,
Revenue, Series A, AMT	5.000%	07/01/23	535	$538,930
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,217,721
Revenue, Series A, AMT	5.000	07/01/28	375	397,280
Revenue, Series A, AMT	5.000	07/01/28	580	621,218
				2,775,149
Virginia 0.4%
Virginia Small Business Financing Authority, Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg.	4.000	01/01/30	750	753,840
Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	239,343
				993,183
Washington 1.9%
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg., (Mandatory Put Date 11/01/26)	3.910(cc)	05/01/45	500	490,891
Port of Seattle,
Revenue, Intermediate Lein Private Activity, Series C, AMT, Rfdg.	5.000	08/01/28	1,500	1,602,793
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,075,075

Washington Economic Development Finance Authority, Revenue, Mura Cascade ELP LLC Project, AMT, Rfdg., (Mandatory Put Date 12/08/23), 144A	3.900	12/01/42	1,000	993,565
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg.	5.000	07/01/28	375	400,446
				4,562,770
West Virginia 1.0%
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project, Series A, Rfdg., (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	979,458
Revenue, Appalachian Power Co. Project, Series A, Rfdg., (Mandatory Put Date 12/01/25)	0.625	12/01/38	1,500	1,358,189
				2,337,647

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.3%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000%	06/01/23	500	$500,279
Revenue, Trips Obligation Group, Senior Series E, Rfdg.	5.000	07/01/23	355	355,026
				855,305

Total Long-Term Investments (cost $244,876,224)				235,317,553

	Shares
Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,188,444)(wb)		6,188,444	6,188,444

TOTAL INVESTMENTS 100.5% (cost $251,064,668)				241,505,997
Liabilities in excess of other assets (0.5)%				(1,313,304)

Net Assets 100.0%				$240,192,693

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $60,000 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at December 31, 2022.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).